Lease Liabilities - Summary of Detailed Information About Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable			$ 571
Less: Amount due for settlement within 12 months shown under current liabilities	$ (385)	$ (614)
Amount due for settlement after 12 months shown under non-current liabilities	$ 294	$ 377